Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from related parties	$ 14,656	$ 24,454	$ 1,609
Ship operating expenses, related party amount	9,313	11,574	5,758
Charter hire expenses, related party amount	60,885	63,468	45,777
Interest expense, related party amount	3,395	0	0
Time charter revenues
Revenue from related parties	$ 13,281	$ 19,528	$ 0